Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Statement of Comprehensive Income [Abstract]
Tax benefit (expense) on change in fair value of cash flow hedges	$ 2,627	$ 4,413	$ (7,413)
Tax benefit (expense) on change in fair value of available-sale-of securities	5	2	(49)
Tax benefit (expense) on unrealized gains (losses) on defined benefit plan	$ (81)	$ 38	$ (1,196)